Risk management - Components of Risk Management on Consolidated Statements of Income (Loss) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Settlement of oil contracts gain (loss)	$ (0.6)	$ 1.9
Settlement of natural gas contracts gain	7.9	19.7
Total realized risk management gain	7.3	21.6
Oil contracts gain (loss)	(3.3)	3.3
Natural gas contracts loss	(0.2)	(8.5)
Total unrealized risk management loss	(3.5)	(5.2)
Risk management gain	$ 3.8	$ 16.4